Value Line Asset Allocation Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS (54.4%)
	CONSUMER DISCRETIONARY (3.8%)
	APPAREL (0.2%)
32,000	NIKE, Inc. Class B	$3,137,600
	DISTRIBUTION & WHOLESALE (0.3%)
19,800	Pool Corp.	5,383,026
	RETAIL (3.3%)
8,100	AutoZone, Inc. *	9,137,772
51,100	Dollar General Corp.	9,735,061
13,400	Domino's Pizza, Inc.	4,950,496
20,000	Lululemon Athletica, Inc. *	6,240,200
22,600	O'Reilly Automotive, Inc. *	9,529,742
234,394	TJX Companies, Inc. (The)	11,850,961
		51,444,232
		59,964,858

	CONSUMER STAPLES (1.3%)
	BEVERAGES (0.2%)
22,000	PepsiCo, Inc.	2,909,720
	FOOD (0.2%)
18,203	McCormick & Co., Inc.	3,265,800
	HOUSEHOLD PRODUCTS (0.4%)
77,200	Church & Dwight Co., Inc.	5,967,560
	RETAIL (0.5%)
24,000	Costco Wholesale Corp.	7,277,040
		19,420,120

	FINANCIALS (5.2%)
	COMMERCIAL SERVICES (1.2%)
59,000	S&P Global, Inc.	19,439,320
	DIVERSIFIED FINANCIAL SERVICES (0.6%)
107,700	Intercontinental Exchange, Inc.	9,865,320
	INSURANCE (3.4%)
4,900	Alleghany Corp.	2,396,786
70,100	American Financial Group, Inc.	4,448,546
47,700	Aon PLC Class A	9,187,020
234,400	Arch Capital Group, Ltd. *	6,715,560
124,355	Berkley (W.R.) Corp.	7,124,298
28,900	Globe Life, Inc.	2,145,247
76,200	Progressive Corp. (The)	6,104,382
63,500	RenaissanceRe Holdings, Ltd.	10,860,405
43,100	RLI Corp.	3,538,510
		52,520,754
		81,825,394

	HEALTHCARE (7.1%)
	BIOTECHNOLOGY (0.4%)
13,600	Bio-Rad Laboratories, Inc. Class A *	6,140,264
	ELECTRONICS (0.7%)
13,100	Mettler-Toledo International, Inc. *	10,552,705
	HEALTHCARE PRODUCTS (4.3%)
4,900	Cooper Cos., Inc. (The)	1,389,836
136,737	Danaher Corp.	24,179,204
36,800	IDEXX Laboratories, Inc. *	12,149,888
24,200	Teleflex, Inc.	8,808,316
60,000	Thermo Fisher Scientific, Inc.	21,740,400
		68,267,644

	HEALTHCARE SERVICES (1.7%)
6,000	Charles River Laboratories International, Inc. *	1,046,100
33,700	Chemed Corp.	15,201,059
43,900	IQVIA Holdings, Inc. *	6,228,532
13,800	UnitedHealth Group, Inc.	4,070,310
		26,546,001
		111,506,614

	INDUSTRIALS (13.4%)
	AEROSPACE & DEFENSE (4.2%)
110,502	HEICO Corp.	11,011,524
18,500	L3Harris Technologies, Inc.	3,138,895
46,300	Northrop Grumman Corp.	14,234,472
64,500	Teledyne Technologies, Inc. *	20,056,275
38,400	TransDigm Group, Inc.	16,974,720
		65,415,886

	BUILDING MATERIALS (0.1%)
9,500	Lennox International, Inc. (1)	2,213,405
	COMMERCIAL SERVICES (3.5%)
67,700	Cintas Corp.	18,032,572
10,300	CoStar Group, Inc. *	7,319,901
64,000	Equifax, Inc.	11,000,320
57,503	IHS Markit, Ltd.	4,341,477
173,250	Rollins, Inc. (1)	7,344,067
36,000	Verisk Analytics, Inc. Class A	6,127,200
		54,165,537

	DISTRIBUTION/WHOLESALE (0.3%)
56,500	Copart, Inc. *	4,704,755
	ELECTRICAL EQUIPMENT (0.4%)
67,075	AMETEK, Inc.	5,994,493
	ELECTRONICS (1.5%)
59,100	Roper Technologies, Inc.	22,946,166
	ENVIRONMENTAL CONTROL (1.7%)
164,000	Republic Services, Inc.	13,456,200
142,125	Waste Connections, Inc.	13,329,904
		26,786,104

June 30, 2020

Shares		Value
	HOUSEWARES (0.3%)
82,200	Toro Co. (The)	$5,453,148
	MISCELLANEOUS MANUFACTURERS (0.2%)
26,900	Carlisle Companies, Inc.	3,219,123
	TRANSPORTATION (1.2%)
114,300	Union Pacific Corp.	19,324,701
		210,223,318

	INFORMATION TECHNOLOGY (19.4%)
	COMMERCIAL SERVICES (1.4%)
95,900	Automatic Data Processing, Inc.	14,278,551
18,700	Gartner, Inc. *	2,268,871
35,887	Global Payments, Inc.	6,087,153
		22,634,575

	COMPUTERS (2.2%)
106,751	Accenture PLC Class A	22,921,575
53,800	CGI, Inc. *	3,389,400
35,100	EPAM Systems, Inc. *	8,845,551
		35,156,526

	DIVERSIFIED FINANCIAL SERVICES (1.3%)
66,000	MasterCard, Inc. Class A	19,516,200
	ELECTRONICS (0.2%)
30,200	Keysight Technologies, Inc. *	3,043,556
	INTERNET (0.9%)
93,200	Anaplan, Inc. *	4,222,892
49,000	GoDaddy, Inc. Class A *	3,593,170
29,500	VeriSign, Inc. *	6,101,485
		13,917,547

	SEMICONDUCTORS (0.5%)
25,100	Broadcom, Inc.	7,921,811
	SOFTWARE (12.6%)
35,900	Adobe, Inc. *	15,627,629
60,400	ANSYS, Inc. *	17,620,492
146,400	Cadence Design Systems, Inc. *	14,048,544
16,500	Coupa Software, Inc. *(1)	4,571,160
41,300	Fair Isaac Corp. *	17,265,052
106,787	Fidelity National Information Services, Inc.	14,319,069
174,000	Fiserv, Inc. *	16,985,880
31,710	Intuit, Inc.	9,392,185
68,284	Jack Henry & Associates, Inc.	12,566,304
13,400	Paycom Software, Inc. *	4,150,382
45,800	RingCentral, Inc. Class A *(1)	13,053,458
81,000	Salesforce.com, Inc. *	15,173,730
32,100	ServiceNow, Inc. *	13,002,426
59,800	Synopsys, Inc. *	11,661,000
51,500	Tyler Technologies, Inc. *	17,864,320
		197,301,631

	TELECOMMUNICATIONS (0.3%)
34,100	Motorola Solutions, Inc.	4,778,433
		304,270,279

	MATERIALS (2.3%)
	CHEMICALS (1.5%)
117,000	Ecolab, Inc.	23,277,150
	MISCELLANEOUS MANUFACTURERS (0.3%)
31,800	AptarGroup, Inc.	3,560,964
	PACKAGING & CONTAINERS (0.5%)
118,400	Ball Corp.	8,227,616
		35,065,730

	REAL ESTATE (1.1%)
	REITS (1.1%)
19,300	American Tower Corp. REIT	4,989,822
11,600	Equinix, Inc. REIT	8,146,680
68,700	Equity Lifestyle Properties, Inc. REIT	4,292,376
		17,428,878

	UTILITIES (0.8%)
	ELECTRIC (0.8%)
50,444	NextEra Energy, Inc.	12,115,135

TOTAL COMMON STOCKS (Cost $636,030,613) (54.4%)		851,820,326

Principal Amount		Value
ASSET-BACKED SECURITIES (1.8%)
$458,597	Ally Auto Receivables Trust, Series 2018-3, Class A3, 3.00%, 1/17/23	465,707
487,408	Ally Auto Receivables Trust, Series 2018-2, Class A3, 2.92%, 11/15/22	493,623
525,000	BMW Floorplan Master Owner Trust, Series 2018-1, Class A1, 3.15%, 5/15/23 (2)	534,448
205,000	BMW Vehicle Lease Trust, Series 2019-1, Class A4, 2.92%, 8/22/22	209,206
350,000	Capital One Multi-Asset Execution Trust, Series 2017-A4, Class A4, 1.99%, 7/17/23	351,148
500,000	Capital One Multi-Asset Execution Trust, Series 2018-A1, Class A1, 3.01%, 2/15/24	510,509
3,038	CarMax Auto Owner Trust, Series 2016-4, Class A3, 1.40%, 8/15/21	3,039

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
$600,000	CarMax Auto Owner Trust, Series 2017-1, Class A4, 2.27%, 9/15/22	$605,807
254,123	Carmax Auto Owner Trust, Series 2019-2, Class A2A, 2.69%, 7/15/22	256,078
2,675,000	Chase Issuance Trust, Series 2012-A7, Class A7, 2.16%, 9/15/24	2,775,731
325,000	Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1, 2.88%, 1/23/23	329,681
1,200,000	Citibank Credit Card Issuance Trust, Series 2018-A1, Class A1, 2.49%, 1/20/23	1,214,331
35,516	Daimler Trucks Retail Trust, Series 2018-1, Class A3, 2.85%, 7/15/21 (2)	35,563
200,000	Ford Credit Auto Owner Trust, Series 2015-2, Class A, 2.44%, 1/15/27 (2)	200,133
111,398	Ford Credit Auto Owner Trust, Series 2016-C, Class A4, 1.40%, 2/15/22	111,600
16,063	Ford Credit Auto Owner Trust, Series 2018-B, Class A2A, 2.96%, 9/15/21	16,084
321,593	Ford Credit Auto Owner Trust, Series 2018-A, Class A3, 3.03%, 11/15/22	326,044
250,000	Ford Credit Floorplan Master Owner Trust A, Series 2017-2, Class A1, 2.16%, 9/15/22	250,640
157,886	GM Financial Automobile Leasing Trust, Series 2018-3, Class A3, 3.18%, 6/21/21	158,698
186,000	GM Financial Automobile Leasing Trust, Series 2019-2, Class A3, 2.67%, 3/21/22	188,433
650,000	GM Financial Automobile Leasing Trust, Series 2019-2, Class A4, 2.72%, 3/20/23	664,050
850,000	GM Financial Automobile Leasing Trust, Series 2018-3, Class A4, 3.30%, 7/20/22	860,476
170,000	GMF Floorplan Owner Revolving Trust, Series 2018-2, Class A1, 3.13%, 3/15/23 (2)	172,408
525,000	GMF Floorplan Owner Revolving Trust, Series 2017-2, Class A1, 2.13%, 7/15/22 (2)	525,210
655,000	Honda Auto Receivables Owner Trust, Series 2020-2, Class A3, 0.82%, 7/15/24	659,387
84,544	Honda Auto Receivables Owner Trust, Series 2017-2, Class A3, 1.68%, 8/16/21	84,776
1,050,000	Honda Auto Receivables Owner Trust, Series 2017-2, Class A4, 1.87%, 9/15/23	1,055,453
305,000	Honda Auto Receivables Owner Trust, Series 2018-2, Class A4, 3.16%, 8/19/24	315,442
709,000	Honda Auto Receivables Owner Trust, Series 2019-2, Class A4, 2.54%, 3/21/25	743,206
175,059	Hyundai Auto Lease Securitization Trust, Series 2018-A, Class A3, 2.81%, 4/15/21 (2)	175,383
1,130,000	Hyundai Auto Lease Securitization Trust, Series 2019-A, Class A4, 3.05%, 12/15/22 (2)	1,158,315
425,192	Hyundai Auto Receivables Trust, Series 2019-A, Class A2, 2.67%, 12/15/21	427,491
524,298	Mercedes-Benz Auto Lease Trust, Series 2018-B, Class A3, 3.21%, 9/15/21	528,439
1,000,000	Mercedes-Benz Auto Lease Trust, Series 2019-A, Class A4, 3.25%, 10/15/24	1,022,360
635,379	Mercedes-Benz Auto Lease Trust, Series 2019-B, Class A2, 2.01%, 12/15/21	638,447
500,000	Mercedes-Benz Auto Lease Trust, Series 2020-A, Class A2, 1.82%, 3/15/22	502,741
925,000	Nissan Auto Receivables Owner Trust, Series 2017-A, Class A4, 2.11%, 5/15/23	932,597
705,000	Nissan Auto Receivables Owner Trust, Series 2019-A, Class A3, 2.90%, 10/16/23	726,123
262,729	Nissan Auto Receivables Owner Trust, Series 2018-A, Class A3, 2.65%, 5/16/22	264,963
1,500,000	Toyota Auto Receivables Owner Trust, Series 2017-D, Class A4, 2.12%, 2/15/23	1,530,227
990,000	Toyota Auto Receivables Owner Trust, Series 2018-D, Class A3, 3.18%, 3/15/23	1,015,542
2,350,000	Toyota Auto Receivables Owner Trust, Series 2018-A, Class A4, 2.52%, 5/15/23	2,412,211
1,700,000	Verizon Owner Trust, Series 2019-B, Class A1A, 2.33%, 12/20/23	1,744,768
276,275	World Omni Auto Receivables Trust, Series 2018-A, Class A3, 2.50%, 4/17/23	280,251
133,330	World Omni Auto Receivables Trust, Series 2018-B, Class A3, 2.87%, 7/17/23	135,496

June 30, 2020

Principal Amount		Value
$157,501	World Omni Auto Receivables Trust, Series 2018-D, Class A2A, 3.01%, 4/15/22	$158,037

TOTAL ASSET-BACKED SECURITIES (Cost $27,484,917) (1.8%)		27,770,302

COMMERCIAL MORTGAGE-BACKED SECURITIES (3.4%)
570,000	BANK, Series 2017-BNK8, Class ASB, 3.31%, 11/15/50	617,597
250,000	BANK, Series 2017-BNK8, Class A4, 3.49%, 11/15/50	280,935
1,640,000	BANK, Series 2019-BN16, Class A4, 4.01%, 2/15/52	1,923,330
950,000	BANK, Series 2019-BN17, Class A4, 3.71%, 4/15/52	1,099,919
500,000	BANK, Series 2019-BN24, Class A3, 2.96%, 11/15/62	553,769
379,891	Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class AAB, 3.37%, 10/10/47	393,305
521,462	Citigroup Commercial Mortgage Trust, Series 2018-C5, Class A1, 3.13%, 6/10/51	531,386
100,000	COMM Mortgage Trust, Series 2013-CR6, Class A4, 3.10%, 3/10/46	102,575
150,000	COMM Mortgage Trust, Series 2014-UBS2, Class AM, 4.20%, 3/10/47	160,540
1,000,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K028, Class A2, 3.11%, 2/25/23	1,057,329
100,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K029, Class A2, 3.32%, 2/25/23	106,346
500,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K035, Class A2, 3.46%, 8/25/23 (3)	540,334
600,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K036, Class A2, 3.53%, 10/25/23 (3)	652,445
800,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K037, Class A2, 3.49%, 1/25/24	873,048
315,960	FHLMC Multifamily Structured Pass-Through Certificates, Series K726, Class A2, 2.91%, 4/25/24	337,283
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K728, Class A2, 3.06%, 8/25/24 (3)	271,093
580,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K040, Class A2, 3.24%, 9/25/24	638,260
500,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K041, Class A2, 3.17%, 10/25/24	550,176
1,825,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K043, Class A2, 3.06%, 12/25/24	2,005,725
850,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K731, Class A2, 3.60%, 2/25/25 (3)	938,141
955,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K049, Class A2, 3.01%, 7/25/25	1,053,833
1,450,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K733, Class A2, 3.75%, 8/25/25	1,635,029
1,450,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K052, Class A2, 3.15%, 11/25/25	1,614,579
1,000,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K054, Class A2, 2.75%, 1/25/26	1,094,869
1,990,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class A2, 2.67%, 3/25/26	2,175,034
698,471	FHLMC Multifamily Structured Pass-Through Certificates, Series K058, Class A1, 2.34%, 7/25/26	735,972
1,300,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K058, Class A2, 2.65%, 8/25/26	1,423,556
875,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K061, Class A2, 3.35%, 11/25/26 (3)	998,229
714,722	FHLMC Multifamily Structured Pass-Through Certificates, Series K066, Class A1, 2.80%, 12/25/26	770,721
1,537,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K062, Class A2, 3.41%, 12/25/26	1,762,623
1,250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K063, Class A2, 3.43%, 1/25/27 (3)	1,435,257
1,580,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K064, Class A2, 3.22%, 3/25/27	1,796,732
600,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K065, Class A2, 3.24%, 4/25/27	685,391
2,625,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K067, Class A2, 3.19%, 7/25/27	3,001,664
750,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K068, Class A2, 3.24%, 8/25/27	860,390
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K071, Class A2, 3.29%, 11/25/27	288,200
696,034	FHLMC Multifamily Structured Pass-Through Certificates, Series K072, Class A2, 3.44%, 12/25/27	810,154
750,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K074, Class A2, 3.60%, 1/25/28	878,867
1,000,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K075, Class A2, 3.65%, 2/25/28 (3)	1,176,710

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
$903,003	FHLMC Multifamily Structured Pass-Through Certificates, Series K079, Class A1, 3.73%, 2/25/28	$1,021,566
750,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K084, Class A2, 3.78%, 10/25/28 (3)	892,452
1,400,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K089, Class A2, 3.56%, 1/25/29	1,659,134
925,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K092, Class A2, 3.30%, 4/25/29	1,083,390
250,000	FREMF Mortgage Trust, Series 2013-K24, Class B, 3.62%, 11/25/45 (2)(3)	259,433
250,000	FREMF Mortgage Trust, Series 2014-K717, Class B, 3.75%, 11/25/47 (2)(3)	255,285
231,257	FREMF Mortgage Trust, Series 2015-K43, Class B, 3.86%, 2/25/48 (2)(3)	248,188
150,000	GNMA, Series 2013-12, Class B, 2.10%, 11/16/52 (3)	153,513
113,801	GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.38%, 5/10/45	115,638
500,000	JPMBB Commercial Mortgage Securities Trust, Series 2016-C1, Class A5, 3.58%, 3/15/49	552,397
585,309	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A3, 3.21%, 10/15/48	615,323
835,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A5, 3.53%, 10/15/48	912,532
355,000	Morgan Stanley Capital I Trust, Series 2016-BNK2, Class A4, 3.05%, 11/15/49	382,327
600,000	Morgan Stanley Capital I Trust, Series 2019-H6, Class A4, 3.42%, 6/15/52	675,863
750,000	Morgan Stanley Capital I Trust, Series 2019-L3, Class ASB, 3.07%, 11/15/52	817,947
1,550,000	Morgan Stanley Capital I Trust, Series 2019-L3, Class A4, 3.13%, 11/15/52	1,728,358
390,000	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.18%, 3/10/46	403,800
204,044	UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A3, 3.60%, 1/10/45	207,756
53,250	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class A2, 2.63%, 5/15/48	53,226
300,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A4, 3.54%, 5/15/48	326,747
150,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.10%, 6/15/49	160,019
445,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A5, 3.82%, 8/15/50	479,184
128,039	Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A1, 2.11%, 10/15/50	128,983
650,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C50, Class ASB, 3.64%, 5/15/52	726,633
370,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A5, 3.77%, 7/15/58 (3)	399,904
392,593	WFRBS Commercial Mortgage Trust, Series 2011-C5, Class A4, 3.67%, 11/15/44	399,748
96,504	WFRBS Commercial Mortgage Trust, Series 2012-C6, Class A4, 3.44%, 4/15/45	98,066
300,000	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class A3, 2.88%, 12/15/45	307,595
380,407	WFRBS Commercial Mortgage Trust, Series 2014-C23, Class A4, 3.65%, 10/15/57	408,089

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $50,564,545) (3.4%)		53,304,442

CORPORATE BONDS & NOTES (8.8%)
	BASIC MATERIALS (0.2%)
692,000	Air Products and Chemicals, Inc., Senior Unsecured Notes, 2.05%, 5/15/30	726,325
600,000	Celanese U.S. Holdings LLC, Guaranteed Notes, 4.63%, 11/15/22	636,795
475,000	FMC Corp., Senior Unsecured Notes, 3.45%, 10/1/29 (1)	515,058
500,000	LYB International Finance B.V., Guaranteed Notes, 4.00%, 7/15/23	542,019
150,000	NOVA Chemicals Corp., Senior Unsecured Notes, 5.25%, 6/1/27 (2)	131,681
400,000	Nutrien, Ltd., Senior Unsecured Notes, 1.90%, 5/13/23	412,782
500,000	Nutrien, Ltd., Senior Unsecured Notes, 4.20%, 4/1/29 (1)	580,232
		3,544,892
	COMMUNICATIONS (0.6%)
650,000	Alibaba Group Holding, Ltd., Senior Unsecured Notes, 3.60%, 11/28/24	708,965
550,000	Amazon.com, Inc., Senior Unsecured Notes, 4.80%, 12/5/34	753,343
250,000	Amazon.com, Inc., 2.50%, 6/3/50 (1)	256,655
200,000	AT&T, Inc., Senior Unsecured Notes, 3.80%, 3/1/24	219,822
300,000	AT&T, Inc., Senior Unsecured Notes, 3.80%, 2/15/27 (1)	337,881

June 30, 2020

Principal Amount		Value
$267,000	AT&T, Inc., Senior Unsecured Notes, 4.10%, 2/15/28 (1)	$305,436
600,000	Baidu, Inc., Senior Unsecured Notes, 4.38%, 5/14/24 (1)	653,407
650,000	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes, 4.91%, 7/23/25	744,954
300,000	Comcast Corp., Guaranteed Notes, 3.95%, 10/15/25	343,784
475,000	Comcast Corp., Guaranteed Notes, 4.15%, 10/15/28	569,419
500,000	Discovery Communications LLC, Guaranteed Notes, 4.90%, 3/11/26	575,325
500,000	Motorola Solutions, Inc., Senior Unsecured Notes, 4.60%, 5/23/29	576,997
400,000	Netflix, Inc., Senior Unsecured Notes, 4.88%, 4/15/28 (1)	427,708
500,000	Omnicom Group, Inc., Senior Unsecured Notes, 2.45%, 4/30/30 (1)	510,161
350,000	Rogers Communications, Inc., Guaranteed Notes, 4.50%, 3/15/43	415,721
675,000	Verizon Communications, Inc., Senior Unsecured Notes, 4.50%, 8/10/33	840,814
525,000	Vodafone Group PLC, Senior Unsecured Notes, 4.25%, 9/17/50 (1)	625,160
600,000	Walt Disney Co. (The), Guaranteed Notes, 2.65%, 1/13/31	635,795
		9,501,347
	CONSUMER, CYCLICAL (0.7%)
500,000	American Honda Finance Corp. MTN, Senior Unsecured Notes, 1.95%, 5/10/23	514,645
650,000	AutoZone, Inc., Senior Unsecured Notes, 3.75%, 6/1/27	728,432
675,000	Choice Hotels International, Inc., Senior Unsecured Notes, 3.70%, 12/1/29 (1)	676,195
750,000	Costco Wholesale Corp., Senior Unsecured Notes, 1.75%, 4/20/32	759,948
600,000	D.R. Horton, Inc., Guaranteed Notes, 2.50%, 10/15/24	626,672
200,000	Dana, Inc., Senior Unsecured Notes, 5.50%, 12/15/24 (1)	201,500
500,000	General Motors Financial Co., Inc., Guaranteed Notes, 3.70%, 5/9/23	513,840
200,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Guaranteed Notes, 4.63%, 4/1/25 (1)	195,542
350,000	Leggett & Platt, Inc., Senior Unsecured Notes, 3.50%, 11/15/27 (1)	356,431
400,000	Lennar Corp., Guaranteed Notes, 4.88%, 12/15/23	422,000
500,000	NIKE, Inc., Senior Unsecured Notes, 2.38%, 11/1/26	544,187
500,000	Starbucks Corp., Senior Unsecured Notes, 3.75%, 12/1/47	537,660
550,000	Target Corp., Senior Unsecured Notes, 3.63%, 4/15/46 (1)	667,240
350,000	Toll Brothers Finance Corp., Guaranteed Notes, 4.88%, 11/15/25	373,261
500,000	Toyota Motor Credit Corp. GMTN, Senior Unsecured Notes, 3.45%, 9/20/23	543,473
750,000	Walgreen Co., Guaranteed Notes, 3.10%, 9/15/22	785,938
550,000	Walmart, Inc., Senior Unsecured Notes, 3.95%, 6/28/38	698,744
650,000	Whirlpool Corp., Senior Unsecured Notes, 4.75%, 2/26/29 (1)	766,944
350,000	WW Grainger, Inc., Senior Unsecured Notes, 4.20%, 5/15/47	396,968
		10,309,620
	CONSUMER, NON-CYCLICAL (1.6%)
576,000	Abbott Laboratories, Senior Unsecured Notes, 3.75%, 11/30/26	670,161
500,000	AbbVie, Inc., Senior Unsecured Notes, 2.95%, 11/21/26 (2)	543,824
650,000	Amgen, Inc., Senior Unsecured Notes, 2.20%, 2/21/27	685,469
650,000	Anheuser-Busch InBev Worldwide, Inc., Guaranteed Notes, 4.90%, 1/23/31 (1)	814,473
750,000	Anthem, Inc., Senior Unsecured Notes, 3.35%, 12/1/24	823,499
500,000	Becton Dickinson and Co., Senior Unsecured Notes, 3.70%, 6/6/27	558,855
550,000	Biogen, Inc., Senior Unsecured Notes, 2.25%, 5/1/30 (1)	554,489
500,000	Boston Scientific Corp., Senior Unsecured Notes, 3.75%, 3/1/26	567,762
350,000	Bristol-Myers Squibb Co., Senior Unsecured Notes, 5.25%, 8/15/43 (2)	515,028
500,000	Bunge, Ltd. Finance Corp., Guaranteed Notes, 3.25%, 8/15/26	517,061
300,000	Cigna Corp., Guaranteed Notes, 3.40%, 3/1/27 (2)	330,465
500,000	Clorox Co. (The), Senior Unsecured Notes, 3.05%, 9/15/22	526,246
250,000	Clorox Co. (The), Senior Unsecured Notes, 1.80%, 5/15/30 (1)	252,255
750,000	Coca-Cola Co. (The), Senior Unsecured Notes, 1.45%, 6/1/27	771,675
550,000	Coca-Cola Femsa S.A.B. de C.V., Guaranteed Notes, 2.75%, 1/22/30 (1)	581,801
150,000	Constellation Brands, Inc., Guaranteed Notes, 5.25%, 11/15/48	196,768
500,000	Danaher Corp., Senior Unsecured Notes, 3.35%, 9/15/25	557,760
500,000	Eli Lilly and Co., Senior Unsecured Notes, 2.25%, 5/15/50	479,481
600,000	Gilead Sciences, Inc., Senior Unsecured Notes, 3.25%, 9/1/22	634,386
300,000	Global Payments, Inc., Senior Unsecured Notes, 4.80%, 4/1/26	351,120
650,000	Global Payments, Inc., Senior Unsecured Notes, 2.90%, 5/15/30	682,080
375,000	HCA, Inc., Guaranteed Notes, 5.38%, 2/1/25	401,719

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
$650,000	Hershey Co. (The), Senior Unsecured Notes, 2.65%, 6/1/50 (1)	$659,759
300,000	Humana, Inc., Senior Unsecured Notes, 3.95%, 3/15/27 (1)	340,142
250,000	Humana, Inc., Senior Unsecured Notes, 3.13%, 8/15/29	270,777
600,000	Keurig Dr. Pepper, Inc., Guaranteed Notes, 3.20%, 5/1/30	667,487
600,000	Kimberly-Clark Corp., Senior Unsecured Notes, 2.88%, 2/7/50	651,597
575,000	Kroger Co. (The), Senior Unsecured Notes, 3.85%, 8/1/23	624,079
750,000	Laboratory Corp. of America Holdings, Senior Unsecured Notes, 2.95%, 12/1/29	796,197
200,000	Merck & Co., Inc., Senior Unsecured Notes, 2.75%, 2/10/25	217,179
300,000	Merck & Co., Inc., Senior Unsecured Notes, 3.90%, 3/7/39 (1)	362,562
750,000	Mylan NV, Guaranteed Notes, 3.95%, 6/15/26 (1)	838,539
500,000	Novartis Capital Corp., Guaranteed Notes, 2.75%, 8/14/50 (1)	528,258
750,000	PayPal Holdings, Inc., Senior Unsecured Notes, 2.65%, 10/1/26	815,048
525,000	PepsiCo, Inc., Senior Unsecured Notes, 2.88%, 10/15/49	568,434
650,000	Pfizer, Inc., Senior Unsecured Notes, 2.55%, 5/28/40 (1)	672,485
600,000	Quest Diagnostics, Inc., Senior Unsecured Notes, 2.80%, 6/30/31 (1)	629,455
500,000	Sanofi, Senior Unsecured Notes, 3.38%, 6/19/23 (1)	540,971
500,000	Sysco Corp., Guaranteed Notes, 2.40%, 2/15/30 (1)	494,252
650,000	Takeda Pharmaceutical Co., Ltd., Senior Unsecured Notes, 3.03%, 7/9/40	654,785
750,000	Thermo Fisher Scientific, Inc., Senior Unsecured Notes, 4.13%, 3/25/25 (1)	855,129
350,000	United Rentals North America, Inc., Guaranteed Notes, 5.50%, 5/15/27 (1)	360,500
165,000	UnitedHealth Group, Inc., Senior Unsecured Notes, 2.88%, 12/15/21	171,089
400,000	UnitedHealth Group, Inc., Senior Unsecured Notes, 4.63%, 11/15/41	524,748
750,000	Zoetis, Inc., Senior Unsecured Notes, 4.50%, 11/13/25 (1)	875,386
		25,135,235
	ENERGY (0.6%)
500,000	Boardwalk Pipelines L.P., Guaranteed Notes, 4.95%, 12/15/24	535,398
500,000	Canadian Natural Resources, Ltd., Senior Unsecured Notes, 2.05%, 7/15/25 (1)	500,202
600,000	ConocoPhillips Co., Guaranteed Notes, 4.95%, 3/15/26 (1)	719,571
350,000	Continental Resources, Inc., Guaranteed Notes, 4.50%, 4/15/23 (1)	335,020
300,000	Enterprise Products Operating LLC, Guaranteed Notes, 4.85%, 8/15/42 (1)	345,882
525,000	EOG Resources, Inc., Senior Unsecured Notes, 4.38%, 4/15/30 (1)	626,345
500,000	Equinor ASA, Guaranteed Notes, 3.25%, 11/18/49	531,417
400,000	Kinder Morgan, Inc., Guaranteed Notes, 4.30%, 3/1/28 (1)	453,325
275,000	Magellan Midstream Partners L.P., Senior Unsecured Notes, 4.25%, 9/15/46	287,400
275,000	Marathon Oil Corp., Senior Unsecured Notes, 3.85%, 6/1/25 (1)	277,212
500,000	Marathon Petroleum Corp., Senior Unsecured Notes, 5.13%, 12/15/26	575,320
300,000	Murphy Oil Corp., Senior Unsecured Notes, 5.75%, 8/15/25 (1)	268,500
350,000	ONEOK, Inc., Guaranteed Notes, 3.40%, 9/1/29	340,443
500,000	Phillips 66, Guaranteed Notes, 3.90%, 3/15/28 (1)	565,671
650,000	Shell International Finance B.V., Guaranteed Notes, 2.38%, 11/7/29	685,885
500,000	Spectra Energy Partners L.P., Guaranteed Notes, 4.75%, 3/15/24 (1)	558,455
500,000	Total Capital International SA, Guaranteed Notes, 3.46%, 2/19/29 (1)	565,265
400,000	TransCanada PipeLines, Ltd., Senior Unsecured Notes, 4.88%, 5/15/48 (1)	496,281
350,000	Valero Energy Corp., Senior Unsecured Notes, 6.63%, 6/15/37 (1)	465,438
		9,133,030
	FINANCIAL (2.8%)
500,000	Aflac, Inc., Senior Unsecured Notes, 3.25%, 3/17/25	559,953
500,000	Air Lease Corp., Senior Unsecured Notes, 4.63%, 10/1/28 (1)	511,522
380,000	Ally Financial, Inc., Senior Unsecured Notes, 4.13%, 2/13/22 (1)	390,462
825,000	American Express Co., Senior Unsecured Notes, 3.13%, 5/20/26	914,361
500,000	American International Group, Inc., Senior Unsecured Notes, 4.88%, 6/1/22	539,677
650,000	American Tower Corp., Senior Unsecured Notes, 2.95%, 1/15/25	707,030
750,000	Aon Corp., Guaranteed Notes, 3.75%, 5/2/29 (1)	858,726
250,000	Australia & New Zealand Banking Group Ltd., Subordinated Notes, 4.50%, 3/19/24 (2)	271,472
500,000	AvalonBay Communities, Inc. GMTN, Senior Unsecured Notes, 3.45%, 6/1/25	557,680
250,000	Banco Bilbao Vizcaya Argentaria S.A., Senior Unsecured Notes, 3.00%, 10/20/20	251,837

June 30, 2020

Principal Amount		Value
$634,000	Bank of America Corp. MTN, Senior Unsecured Notes, 4.00%, 4/1/24 (1)	$703,744
700,000	Bank of Montreal, Series E, Senior Unsecured Notes, 3.30%, 2/5/24	760,281
750,000	Bank of New York Mellon Corp. (The) MTN, Senior Unsecured Notes, 1.60%, 4/24/25 (1)	776,295
700,000	Bank of Nova Scotia (The), Senior Unsecured Notes, 2.70%, 8/3/26 (1)	765,584
500,000	Barclays PLC, Senior Unsecured Notes, 4.34%, 1/10/28	555,085
775,000	BlackRock, Inc., Senior Unsecured Notes, 2.40%, 4/30/30 (1)	836,022
500,000	Canadian Imperial Bank of Commerce, Senior Unsecured Notes, 2.25%, 1/28/25	521,702
700,000	Chubb INA Holdings, Inc., Guaranteed Notes, 3.35%, 5/3/26	797,764
300,000	Citigroup, Inc., Senior Unsecured Notes, 3-month LIBOR + 0.90%, 3.35%, 4/24/25 (3)	324,144
453,000	Citigroup, Inc., Subordinated Notes, 5.30%, 5/6/44	600,941
250,000	Citizens Bank NA/Providence, Senior Unsecured Notes, 3.70%, 3/29/23	267,923
500,000	Citizens Financial Group, Inc., Senior Unsecured Notes, 2.50%, 2/6/30 (1)	506,932
500,000	CNA Financial Corp., Senior Unsecured Notes, 3.95%, 5/15/24	543,564
300,000	Comerica, Inc., Senior Unsecured Notes, 3.70%, 7/31/23	323,217
250,000	Comerica, Inc., Senior Unsecured Notes, 4.00%, 2/1/29 (1)	280,903
750,000	Cooperatieve Rabobank UA MTN, Senior Unsecured Notes, 3.38%, 5/21/25 (1)	836,580
750,000	Credit Suisse AG, Senior Unsecured Notes, 2.95%, 4/9/25 (1)	814,324
500,000	Digital Realty Trust L.P., Guaranteed Notes, 3.60%, 7/1/29	574,047
500,000	Discover Bank, Senior Unsecured Notes, 2.70%, 2/6/30 (1)	503,748
250,000	Discover Financial Services, Senior Unsecured Notes, 3.95%, 11/6/24	273,389
500,000	Duke Realty L.P., Senior Unsecured Notes, 4.00%, 9/15/28	586,835
500,000	Equinix, Inc., Senior Unsecured Notes, 3.20%, 11/18/29 (1)	543,780
500,000	Equitable Holdings, Inc., Senior Unsecured Notes, 4.35%, 4/20/28	562,111
375,000	Essex Portfolio L.P., Guaranteed Notes, 4.00%, 3/1/29 (1)	435,917
250,000	Essex Portfolio L.P., Guaranteed Notes, 3.00%, 1/15/30	272,504
500,000	Fifth Third Bancorp, Senior Unsecured Notes, 3.65%, 1/25/24	545,653
450,000	Goldman Sachs Group, Inc. (The), Senior Unsecured Notes, 3.75%, 2/25/26	501,885
175,000	Goldman Sachs Group, Inc. (The), Subordinated Notes, 6.75%, 10/1/37	254,776
500,000	Hartford Financial Services Group, Inc. (The), Senior Unsecured Notes, 2.80%, 8/19/29 (1)	529,410
350,000	HSBC Holdings PLC, Senior Unsecured Notes, 4.00%, 3/30/22	369,359
250,000	Huntington Bancshares, Inc., Senior Unsecured Notes, 2.63%, 8/6/24 (1)	264,715
250,000	Huntington Bancshares, Inc., Senior Unsecured Notes, 2.55%, 2/4/30 (1)	258,433
500,000	ING Groep N.V., Senior Unsecured Notes, 4.10%, 10/2/23	547,849
500,000	JPMorgan Chase & Co., Subordinated Notes, 4.13%, 12/15/26 (1)	581,934
300,000	JPMorgan Chase & Co., Senior Unsecured Notes, 3-month LIBOR + 1.38%, 3.96%, 11/15/48 (3)	366,894
650,000	KeyCorp MTN, Senior Unsecured Notes, 2.55%, 10/1/29 (1)	672,828
250,000	Kreditanstalt fuer Wiederaufbau, Guaranteed Notes, 2.63%, 4/12/21	254,560
250,000	Lloyds Banking Group PLC, Senior Unsecured Notes, 3.90%, 3/12/24 (1)	273,630
250,000	Loews Corp., Senior Unsecured Notes, 2.63%, 5/15/23	264,301
500,000	Mastercard, Inc., Senior Unsecured Notes, 2.95%, 11/21/26 (1)	562,081
250,000	Mitsubishi UFJ Financial Group, Inc., Senior Unsecured Notes, 3.76%, 7/26/23	271,215
500,000	Morgan Stanley, Subordinated Notes, 4.88%, 11/1/22	543,731
500,000	National Australia Bank, Ltd., Senior Unsecured Notes, 1.88%, 12/13/22	515,698
750,000	National Retail Properties, Inc., Senior Unsecured Notes, 2.50%, 4/15/30 (1)	716,274
500,000	Northern Trust Corp., Senior Unsecured Notes, 3.15%, 5/3/29 (1)	569,228
250,000	ORIX Corp., Senior Unsecured Notes, 3.25%, 12/4/24	269,456
500,000	PartnerRe Finance B LLC, Guaranteed Notes, 3.70%, 7/2/29	548,043
500,000	PNC Bank NA, Subordinated Notes, 2.95%, 1/30/23	526,109
150,000	PNC Financial Services Group, Inc. (The), Senior Unsecured Notes, 3.30%, 3/8/22	156,472
500,000	Principal Financial Group, Inc., Guaranteed Notes, 3.70%, 5/15/29 (1)	568,869
250,000	Prologis L.P., Guaranteed Notes, 3.88%, 9/15/28	296,200
350,000	Prologis L.P., Senior Unsecured Notes, 2.25%, 4/15/30	368,549
400,000	Prudential Financial, Inc., Junior Subordinated Notes, 3-month LIBOR + 2.67%, 5.70%, 9/15/48 (1)(3)	448,302
250,000	Prudential Financial, Inc. MTN, Senior Unsecured Notes, 3.50%, 5/15/24 (1)	276,813
500,000	Regions Financial Corp., Senior Unsecured Notes, 2.25%, 5/18/25 (1)	523,625
250,000	Royal Bank of Canada GMTN, Senior Unsecured Notes, 1.95%, 1/17/23 (1)	257,810

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
$438,000	Royal Bank of Canada GMTN, Subordinated Notes, 4.65%, 1/27/26 (1)	$509,997
425,000	Sabra Health Care L.P., Guaranteed Notes, 3.90%, 10/15/29	386,326
350,000	Santander Holdings USA, Inc., Series FXD, Senior Unsecured Notes, 3.50%, 6/7/24	368,152
750,000	State Street Corp., Senior Unsecured Notes, 2.40%, 1/24/30	806,576
500,000	Stifel Financial Corp., Senior Unsecured Notes, 4.25%, 7/18/24 (1)	531,100
250,000	Sumitomo Mitsui Financial Group, Inc., Senior Unsecured Notes, 3.75%, 7/19/23	270,789
250,000	Sumitomo Mitsui Financial Group, Inc., Senior Unsecured Notes, 3.04%, 7/16/29	268,959
300,000	Svenska Handelsbanken AB, Guaranteed Notes, 3.35%, 5/24/21	307,618
500,000	Synchrony Financial, Senior Unsecured Notes, 2.85%, 7/25/22	508,542
350,000	Toronto-Dominion Bank (The) MTN, Senior Unsecured Notes, 3.25%, 6/11/21 (1)	359,565
500,000	Toronto-Dominion Bank (The) MTN, Senior Unsecured Notes, 1.15%, 6/12/25 (1)	505,993
500,000	Truist Bank, Subordinated Notes, 5-year Treasury Constant Maturity Rate + 1.15%, 2.64%, 9/17/29 (3)	499,787
250,000	Truist Financial Corp. MTN, Senior Unsecured Notes, 3.75%, 12/6/23	273,802
500,000	US Bancorp MTN, Subordinated Notes, 3.60%, 9/11/24	556,613
350,000	Ventas Realty L.P., Guaranteed Notes, 3.50%, 4/15/24	364,156
350,000	Ventas Realty L.P., Guaranteed Notes, 4.40%, 1/15/29	381,627
850,000	Visa, Inc., Senior Unsecured Notes, 2.05%, 4/15/30 (1)	890,676
250,000	Wells Fargo & Co., Senior Unsecured Notes, 3.07%, 1/24/23	259,053
500,000	Wells Fargo & Co., Series M, Subordinated Notes, 3.45%, 2/13/23	530,744
500,000	Welltower, Inc., Senior Unsecured Notes, 4.25%, 4/15/28	558,793
500,000	Westpac Banking Corp., Senior Unsecured Notes, 3.30%, 2/26/24	544,408
100,000	Weyerhaeuser Co., Senior Unsecured Notes, 6.95%, 10/1/27	120,997
650,000	Weyerhaeuser Co., Senior Unsecured Notes, 4.00%, 11/15/29 (1)	735,098
500,000	Willis North America, Inc., Guaranteed Notes, 2.95%, 9/15/29	529,279
500,000	Zions Bancorp NA, Subordinated Notes, 3.25%, 10/29/29	492,938
		44,196,346
	INDUSTRIAL (0.7%)
750,000	3M Co., Senior Unsecured Notes, 2.38%, 8/26/29 (1)	810,564
750,000	Agilent Technologies, Inc., Senior Unsecured Notes, 2.10%, 6/4/30 (1)	768,560
500,000	Carlisle Cos., Inc., Senior Unsecured Notes, 2.75%, 3/1/30	514,635
450,000	CSX Corp., Senior Unsecured Notes, 3.35%, 9/15/49 (1)	494,883
450,000	Dover Corp., Senior Unsecured Notes, 2.95%, 11/4/29	481,452
500,000	Flex, Ltd., Senior Unsecured Notes, 4.75%, 6/15/25	558,155
300,000	Ingersoll-Rand Luxembourg Finance S.A., Guaranteed Notes, 3.80%, 3/21/29 (1)	339,492
250,000	Ingersoll-Rand Luxembourg Finance S.A., Guaranteed Notes, 4.50%, 3/21/49	299,065
500,000	Jabil, Inc., Senior Unsecured Notes, 3.60%, 1/15/30	523,599
450,000	Keysight Technologies, Inc., Senior Unsecured Notes, 3.00%, 10/30/29	486,856
400,000	L3Harris Technologies, Inc., Senior Unsecured Notes, 4.40%, 6/15/28	473,158
450,000	Norfolk Southern Corp., Senior Unsecured Notes, 4.10%, 5/15/49	544,862
278,000	Owens Corning, Senior Unsecured Notes, 3.40%, 8/15/26	290,122
275,000	Owens Corning, Senior Unsecured Notes, 3.95%, 8/15/29	299,593
350,000	Packaging Corp. of America, Senior Unsecured Notes, 3.65%, 9/15/24 (1)	381,803
250,000	Packaging Corp. of America, Senior Unsecured Notes, 3.00%, 12/15/29	270,714
500,000	Raytheon Technologies Corp., Senior Unsecured Notes, 4.13%, 11/16/28	588,942
500,000	Republic Services, Inc., Senior Unsecured Notes, 3.55%, 6/1/22 (1)	525,270
550,000	Roper Technologies, Inc., Senior Unsecured Notes, 2.00%, 6/30/30 (1)	550,410
450,000	Textron, Inc., Senior Unsecured Notes, 3.88%, 3/1/25	478,820
500,000	Union Pacific Corp., Senior Unsecured Notes, 3.25%, 2/5/50 (1)	547,800
700,000	Waste Management, Inc., Guaranteed Notes, 3.20%, 6/15/26	717,255
450,000	WRKCo, Inc., Guaranteed Notes, 3.90%, 6/1/28	499,119
		11,445,129
	TECHNOLOGY (0.8%)
750,000	Adobe, Inc., Senior Unsecured Notes, 2.30%, 2/1/30	809,993
250,000	Apple, Inc., Senior Unsecured Notes, 2.70%, 5/13/22 (1)	261,224
500,000	Apple, Inc., Senior Unsecured Notes, 3.75%, 11/13/47	609,012

June 30, 2020

Principal Amount		Value
$700,000	Applied Materials, Inc., Senior Unsecured Notes, 1.75%, 6/1/30	$715,419
500,000	Broadridge Financial Solutions, Inc., Senior Unsecured Notes, 2.90%, 12/1/29	534,451
100,000	Cadence Design Systems, Inc., Senior Unsecured Notes, 4.38%, 10/15/24	111,404
500,000	Electronic Arts, Inc., Senior Unsecured Notes, 4.80%, 3/1/26 (1)	596,944
725,000	Fiserv, Inc., Senior Unsecured Notes, 3.50%, 7/1/29	814,988
700,000	HP, Inc., Senior Unsecured Notes, 3.00%, 6/17/27	733,891
1,250,000	International Business Machines Corp., Senior Unsecured Notes, 1.70%, 5/15/27	1,276,622
700,000	Intuit, Inc., Senior Unsecured Notes, 1.65%, 7/15/30	697,904
150,000	j2 Cloud Services LLC/j2 Global Co-Obligor, Inc., Guaranteed Notes, 6.00%, 7/15/25 (2)	152,625
350,000	KLA Corp., Senior Unsecured Notes, 4.65%, 11/1/24	401,172
350,000	KLA Corp., Senior Unsecured Notes, 4.10%, 3/15/29	413,048
500,000	Lam Research Corp., Senior Unsecured Notes, 4.00%, 3/15/29 (1)	594,222
750,000	Micron Technology, Inc., Senior Unsecured Notes, 2.50%, 4/24/23	779,447
700,000	Microsoft Corp., Senior Unsecured Notes, 2.40%, 8/8/26	764,018
650,000	NetApp, Inc., Senior Unsecured Notes, 1.88%, 6/22/25	659,263
500,000	NVIDIA Corp., Senior Unsecured Notes, 2.85%, 4/1/30	556,244
500,000	Oracle Corp., Senior Unsecured Notes, 2.95%, 4/1/30 (1)	556,818
600,000	Xilinx, Inc., Senior Unsecured Notes, 2.38%, 6/1/30	617,676
		12,656,385
	UTILITIES (0.8%)
700,000	American Water Capital Corp., Senior Unsecured Notes, 3.75%, 9/1/28	810,334
500,000	Baltimore Gas & Electric Co., Senior Unsecured Notes, 3.20%, 9/15/49 (1)	532,165
350,000	CenterPoint Energy, Inc., Senior Unsecured Notes, 4.25%, 11/1/28 (1)	406,957
275,000	CenterPoint Energy, Inc., Senior Unsecured Notes, 2.95%, 3/1/30	292,124
500,000	Consolidated Edison Co. of New York, Inc., Senior Unsecured Notes, 4.50%, 12/1/45	617,241
300,000	Dominion Energy, Inc., Senior Unsecured Notes, 4.25%, 6/1/28	345,768
250,000	Dominion Energy, Inc., Series C, Senior Unsecured Notes, 4.90%, 8/1/41	312,553
350,000	DTE Electric Co., 3.95%, 3/1/49	425,855
500,000	DTE Energy Co., Senior Unsecured Notes, 2.95%, 3/1/30	520,660
500,000	Duke Energy Carolinas LLC, 2.45%, 2/1/30 (1)	536,969
450,000	Duke Energy Corp., Senior Unsecured Notes, 3.75%, 9/1/46	509,683
250,000	Florida Power & Light Co., 4.95%, 6/1/35	345,121
625,000	Georgia Power Co., Series B, Senior Unsecured Notes, 2.65%, 9/15/29	654,235
350,000	Indiana Michigan Power Co., Senior Unsecured Notes, 4.25%, 8/15/48	432,040
500,000	ITC Holdings Corp., Senior Unsecured Notes, 3.25%, 6/30/26	547,665
458,000	National Fuel Gas Co., Senior Unsecured Notes, 5.20%, 7/15/25	485,026
300,000	National Rural Utilities Cooperative Finance Corp., 3.70%, 3/15/29	344,862
500,000	Nevada Power Co., Series DD, 2.40%, 5/1/30 (1)	527,463
375,000	Northern States Power Co., 2.90%, 3/1/50	406,832
500,000	Oklahoma Gas & Electric Co., Senior Unsecured Notes, 3.30%, 3/15/30 (1)	547,938
750,000	Pinnacle West Capital Corp., Senior Unsecured Notes, 1.30%, 6/15/25	759,214
500,000	Public Service Co. of Colorado, Series 34, 3.20%, 3/1/50	558,949
500,000	Public Service Enterprise Group, Inc., Senior Unsecured Notes, 2.88%, 6/15/24 (1)	533,721
325,000	Sempra Energy, Senior Unsecured Notes, 4.00%, 2/1/48	358,742
300,000	Southern Power Co., Series E, Senior Unsecured Notes, 2.50%, 12/15/21	307,540
		12,119,657

TOTAL CORPORATE BONDS & NOTES (Cost $130,392,060) (8.8%)		138,041,641

FOREIGN GOVERNMENT OBLIGATIONS (0.1%)
300,000	European Bank for Reconstruction & Development GMTN, Senior Unsecured Notes, 2.75%, 3/7/23	319,218
300,000	Export-Import Bank of Korea, Senior Unsecured Notes, 3.00%, 11/1/22	314,019
461,000	Mexico Government International Bond, Senior Unsecured Notes, 4.15%, 3/28/27 (1)	495,575
250,000	Panama Government International Bond, Senior Unsecured Notes, 4.00%, 9/22/24 (1)	271,875

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,325,971) (0.1%)		1,400,687

Schedule of Investments (unaudited) (continued)

LONG-TERM MUNICIPAL SECURITIES  (0.7%)

Principal Amount		Value
	ALABAMA (0.0%)
$100,000	University of Alabama, Build America Bonds, General Obligation Unlimited, Revenue Bonds, Series B	$101,036
	CALIFORNIA (0.2%)
100,000	California State, Build America Bonds, General Obligation Unlimited AGM Insured	135,764
500,000	City & County of San Francisco CA, General Obligation Limited	517,925
250,000	City of Oakland, California Taxable Pension, Revenue Bonds	280,938
500,000	City of Pasadena CA, Refunding Revenue Bonds Ser. B	505,220
325,000	Palm Desert Redevelopment Agency Successor Agency, Refunding Revenue Bonds Ser. A, BAM Insured	349,781
330,000	San Francisco Bay Area Rapid Transit District, Revenue Bonds, Series B	350,133
300,000	San Francisco City & County Airport Comm-San Francisco International Airport, Revenue Bonds, Series F	324,231
450,000	San Marcos California Unified School District, Refunding Revenue Bonds	490,973
140,000	State of California, Build America Bonds, General Obligation Unlimited	149,542
100,000	University of California, Taxable General Revenue Bonds, Series AC	119,363
		3,223,870
	COLORADO (0.0%)
295,000	Denver City & County School District No. 1, Certificate Participation Series B	333,739
	DISTRICT OF COLUMBIA (0.1%)
450,000	District of Columbia Income Tax Secured Revenue Bonds, Build America Bonds	507,519
	HAWAII (0.0%)
440,000	City & County Honolulu HI Wastewater System, First Bond Resolution, Refunding Revenue Bonds Ser. C	472,547
	KANSAS (0.0%)
375,000	Leavenworth County Unified School District No. 469, General Obligation Limited BAM Insured	368,700
	KENTUCKY (0.1%)
750,000	Kentucky State Property & Building Commission, Revenue Bonds Series D	769,110
	LOUISIANA (0.0%)
200,000	East Baton Rouge Sewerage Commission, Taxable Refunding Revenue Bonds, Series A	214,842
	MASSACHUSETTS (0.1%)
500,000	Massachusetts School Building Authority, Refunding Revenue Bonds Series B	509,975
	MICHIGAN (0.0%)
300,000	Lincoln Consolidated School District, General Obligation Limited Series B	326,982
	NEW HAMPSHIRE (0.0%)
295,000	New Hampshire Health and Education Facilities Authority, Refunding Revenue Bonds	313,895
	NEW YORK (0.1%)
200,000	City of New York, Build America Bonds, General Obligation Unlimited, Series F1	241,848
375,000	City of New York, General Obligation Limited Series F, Subseries F3	414,139
100,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate Bonds, Revenue Bonds	107,554
200,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate Bonds, Revenue Bonds	210,368
300,000	New York City Transitional Finance Authority Future Tax Secured, Revenue Bonds Series A2	331,587
		1,305,496
	NORTH DAKOTA (0.0%)
325,000	City of Fargo, North Dakota, Improvement Refunding Bonds, General Obligation Unlimited Series B	325,595

June 30, 2020

Principal Amount		Value
	OKLAHOMA (0.0%)
$250,000	University of Oklahoma (The), Revenue Bonds Series B	$261,940
	OREGON (0.0%)
190,000	City of Portland OR, Affordable Housing Project, General Obligation Limited Series B	200,742
	PENNSYLVANIA (0.1%)
350,000	City of Erie PA, General Obligation Limited Ser. A, AGM Insured	381,927
355,000	Pennsylvania Turnpike Commission, Motor License, Refunding Revenue Bonds	371,827
		753,754
	SOUTH CAROLINA (0.0%)
300,000	North Augusta Public Facilities Corp., North Augusta Project, Revenue Bonds Series B	319,890
	TEXAS (0.0%)
350,000	Texas A&M University Board, Revenue Bonds Series B	372,494
	VIRGINIA (0.0%)
210,000	Virginia Port Authority Commonwealth Port Fund, Revenue Bonds	228,545
TOTAL LONG-TERM MUNICIPAL SECURITIES (Cost $10,501,326) (0.7%)		10,910,671
U.S. GOVERNMENT AGENCY OBLIGATIONS (8.1%)
500,000	FHLB, 3.38%, 3/10/28	592,687
500,000	FHLB, 2.88%, 9/11/20	502,600
250,000	FHLB, 3.00%, 10/12/21	259,000
250,000	FHLB, 3.25%, 3/8/24	275,941
86,354	FHLMC, Series 4151, Class PA, 2.00%, 1/15/33	89,497
144,733	FHLMC Gold PC Pool #A95174, 4.00%, 11/1/40	158,822
123,137	FHLMC Gold PC Pool #C09055, 4.00%, 12/1/43	135,193
142,258	FHLMC Gold PC Pool #G05447, 4.50%, 5/1/39	158,165
12,329	FHLMC Gold PC Pool #G08488, 3.50%, 4/1/42	13,335
615,468	FHLMC Gold PC Pool #G08698, 3.50%, 3/1/46	658,277
103,039	FHLMC Gold PC Pool #J13885, 3.50%, 12/1/25	108,301
103,905	FHLMC Gold PC Pool #Q05649, 4.00%, 1/1/42	113,626
122,938	FHLMC Gold PC Pool #Q39580, 4.00%, 3/1/46	131,833
292,436	FHLMC Gold Pool #Q41084, 3.50%, 6/1/46	311,048
152,032	FHLMC Pool #AG08748, 3.50%, 2/1/47	161,417
523,504	FHLMC Pool #BM5689, 2.50%, 3/1/24	548,466
9,960,303	FHLMC Pool #QA9129, 2.50%, 4/1/50	10,384,629
1,000,000	FHLMC Pool #QA9747, 2.50%, 5/1/50	1,043,388
732,046	FHLMC Pool #RA2061, 3.00%, 1/1/50	771,772
2,762,120	FHLMC Pool #RB5022, 3.00%, 11/1/39	2,911,130
1,955,843	FHLMC Pool #RD5024, 2.00%, 5/1/30	2,035,044
4,445,790	FHLMC Pool #SB8010, 2.50%, 10/1/34	4,657,783
440,764	FHLMC Pool #SB8026, 2.50%, 1/1/35	461,782
2,977,274	FHLMC Pool #SB8044, 2.00%, 5/1/35	3,081,596
711,167	FHLMC Pool #SD8007, 4.50%, 8/1/49	763,790
386,141	FHLMC Pool #SD8029, 2.50%, 12/1/49	402,439
237,735	FHLMC Pool #ZK4078, 2.50%, 4/1/22	249,071
15,379	FHLMC Pool #ZN1699, 4.50%, 12/1/48	16,522
58,583	FHLMC Pool #ZN5055, 3.00%, 4/1/49	61,745
405,702	FHLMC Pool #ZN5108, 3.00%, 4/1/49	427,579
175,799	FHLMC Pool #ZS6516, 2.50%, 6/1/22	184,182
729,050	FHLMC Pool #ZS6632, 2.50%, 11/1/22	763,814
50,047	FHLMC Pool #ZT1594, 4.00%, 1/1/49	52,977
564,508	FHLMC Pool #ZT1863, 3.50%, 4/1/49	593,845
326,157	FHLMC Pool #ZT1867, 3.00%, 4/1/49	343,744
1,429,066	FHLMC Pool #ZT1952, 4.00%, 5/1/49	1,513,598
353,105	FHLMC Pool #ZT1955, 3.00%, 5/1/49	372,145
701,326	FHLMC Pool #ZT2087, 4.00%, 6/1/49	743,016
17,525	FHLMC Pool #ZT2090, 3.00%, 6/1/49	18,470
250,000	FNMA, 2.38%, 1/19/23 (1)	264,106
250,000	FNMA, 2.63%, 9/6/24	273,715
500,000	FNMA, 1.88%, 9/24/26 (1)	538,160
10,155	FNMA Pool #254954, 4.50%, 10/1/23	10,890
384	FNMA Pool #255132, 4.50%, 2/1/24	411
111,053	FNMA Pool #995245, 5.00%, 1/1/39	127,008
134,187	FNMA Pool #AB1259, 5.00%, 7/1/40	154,167
148,592	FNMA Pool #AB1796, 3.50%, 11/1/40	160,763
11,019	FNMA Pool #AB4069, 2.50%, 12/1/21	11,545
112,361	FNMA Pool #AB6286, 2.50%, 9/1/27	117,919
720,712	FNMA Pool #AB6344, 2.50%, 10/1/22	755,079
128,010	FNMA Pool #AB8144, 5.00%, 4/1/37	146,723
103,318	FNMA Pool #AL7662, 4.50%, 10/1/43	114,921
201,435	FNMA Pool #AQ3960, 3.00%, 8/1/28	212,795
154,186	FNMA Pool #AR0930, 2.50%, 1/1/28	161,820
3,050,057	FNMA Pool #AS0516, 3.00%, 9/1/43	3,273,799
134,307	FNMA Pool #AS1529, 3.00%, 1/1/29	141,377
300,956	FNMA Pool #AS4928, 3.50%, 5/1/45	321,701
97,317	FNMA Pool #AS5485, 4.50%, 7/1/45	106,300
106,485	FNMA Pool #AS5696, 3.50%, 8/1/45	113,711
193,441	FNMA Pool #AS6385, 4.00%, 12/1/45	207,571
175,835	FNMA Pool #AS7188, 4.00%, 5/1/46	190,163
171,404	FNMA Pool #AS8276, 3.00%, 11/1/46	181,412
182,087	FNMA Pool #AS8483, 3.00%, 12/1/46	192,691
506,308	FNMA Pool #AS8796, 3.00%, 2/1/47	534,210
282,622	FNMA Pool #AS9459, 4.50%, 4/1/47	306,383
268,757	FNMA Pool #AU7025, 3.00%, 11/1/43	287,690
100,239	FNMA Pool #AU8070, 3.50%, 9/1/43	108,427
324,284	FNMA Pool #AV0703, 4.00%, 12/1/43	356,056
1,838,038	FNMA Pool #AX9528, 3.50%, 2/1/45	1,964,242
148,148	FNMA Pool #AY2618, 4.00%, 3/1/45	161,456
139,767	FNMA Pool #AY9329, 4.00%, 6/1/45	150,027

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
$120,889	FNMA Pool #AZ4775, 3.50%, 10/1/45	$129,206
96,465	FNMA Pool #AZ6194, 3.50%, 10/1/45	103,008
152,538	FNMA Pool #AZ9703, 3.00%, 10/1/45	162,073
219,391	FNMA Pool #BA4732, 3.50%, 12/1/45	234,332
323,354	FNMA Pool #BC9482, 3.00%, 7/1/46	342,580
154,418	FNMA Pool #BD8211, 4.00%, 4/1/47	164,947
189,099	FNMA Pool #BD8213, 3.00%, 9/1/46	200,255
311,911	FNMA Pool #BE3776, 4.50%, 7/1/47	336,196
480,571	FNMA Pool #BJ5719, 4.00%, 5/1/48	509,458
16,596	FNMA Pool #BK4970, 3.50%, 5/1/48	17,499
49,417	FNMA Pool #BK4987, 3.50%, 6/1/48	51,971
35,955	FNMA Pool #BK7396, 3.50%, 7/1/48	37,880
57,190	FNMA Pool #BK9639, 3.50%, 11/1/48	60,172
284,466	FNMA Pool #BM2001, 3.50%, 12/1/46	303,045
660,980	FNMA Pool #BM2006, 4.00%, 1/1/48	703,519
538,124	FNMA Pool #BM2007, 4.00%, 9/1/48	570,602
3,397,015	FNMA Pool #BM3634, 3.50%, 5/1/47	3,650,151
818,254	FNMA Pool #BM5793, 3.00%, 4/1/49	862,377
59,546	FNMA Pool #BN1076, 3.50%, 12/1/48	62,644
42,217	FNMA Pool #BN3431, 3.50%, 1/1/49	44,422
20,244	FNMA Pool #BN4309, 4.50%, 1/1/49	21,745
552,304	FNMA Pool #BN6240, 3.00%, 4/1/49	582,086
95,368	FNMA Pool #BN6305, 3.00%, 5/1/49	100,511
393,358	FNMA Pool #BO0622, 3.00%, 6/1/49	414,569
1,996,620	FNMA Pool #BP5709, 2.50%, 5/1/50	2,081,681
294,809	FNMA Pool #CA1564, 4.50%, 4/1/48	317,005
774,354	FNMA Pool #CA4574, 4.00%, 8/1/49	821,556
16,774	FNMA Pool #FM1238, 4.00%, 3/1/49	17,763
904,802	FNMA Pool #FM1581, 2.50%, 2/1/26	947,946
2,931,283	FNMA Pool #FM3254, 3.50%, 5/1/49	3,143,699
91,722	FNMA Pool #MA0073, 4.50%, 5/1/29	98,734
483,441	FNMA Pool #MA0984, 2.50%, 2/1/22	506,494
531,053	FNMA Pool #MA1012, 2.50%, 3/1/22	556,376
123,510	FNMA Pool #MA1212, 2.50%, 10/1/22	129,400
150,484	FNMA Pool #MA2641, 3.00%, 6/1/46	159,373
290,687	FNMA Pool #MA3026, 3.50%, 6/1/47	307,028
221,048	FNMA Pool #MA3114, 2.50%, 8/1/32	231,923
171,614	FNMA Pool #MA3238, 3.50%, 1/1/48	181,014
375,794	FNMA Pool #MA3331, 3.00%, 4/1/48	396,115
397,326	FNMA Pool #MA3415, 4.00%, 7/1/48	420,778
563,801	FNMA Pool #MA3495, 4.00%, 10/1/48	596,888
295,129	FNMA Pool #MA3520, 3.50%, 11/1/48	310,433
523,121	FNMA Pool #MA3536, 4.00%, 12/1/48	553,746
452,026	FNMA Pool #MA3563, 4.00%, 1/1/49	478,762
660,514	FNMA Pool #MA3564, 4.50%, 1/1/49	708,980
467,044	FNMA Pool #MA3593, 4.50%, 2/1/49	501,392
287,209	FNMA Pool #MA3614, 3.50%, 3/1/49	301,823
623,440	FNMA Pool #MA3638, 4.00%, 4/1/49	660,634
1,598,690	FNMA Pool #MA3674, 2.50%, 5/1/34	1,674,922
662,348	FNMA Pool #MA3691, 3.00%, 7/1/49	698,064
2,168,252	FNMA Pool #MA3692, 3.50%, 7/1/49	2,278,161
721,734	FNMA Pool #MA3709, 2.50%, 6/1/34	756,149
475,138	FNMA Pool #MA3729, 2.50%, 7/1/34	497,795
2,008,221	FNMA Pool #MA3744, 3.00%, 8/1/49	2,116,511
783,867	FNMA Pool #MA3747, 4.50%, 8/1/49	841,523
1,694,632	FNMA Pool #MA3832, 3.50%, 11/1/39	1,781,398
527,194	FNMA Pool #MA3905, 3.00%, 1/1/50	555,622
11,380,525	FNMA Pool #MA4012, 2.00%, 5/1/35	11,779,272
1,837,428	FNMA Pool #MA4016, 2.50%, 5/1/40	1,917,344
6,964,983	FNMA Pool #MA4042, 2.00%, 6/1/35	7,209,025
1,995,688	FNMA Pool #MA4055, 2.50%, 6/1/50	2,079,922
7,200,000	FNMA Pool #MA4078, 2.50%, 7/1/50	7,507,442
67,956	FNMA REMIC Trust Series 2013-18, Class AE, 2.00%, 3/25/28	69,919
77,571	FNMA REMIC Trust Series 2013-41, Class WD, 2.00%, 11/25/42	79,541
1,044,787	GNAM II Pool #MA5816, 3.50%, 3/20/49	1,103,506
122,511	GNMA I Pool #650494, 5.50%, 1/15/36	140,932
116,380	GNMA II Pool #MA1090, 3.50%, 6/20/43	126,488
64,270	GNMA II Pool #MA1448, 3.50%, 11/20/43	69,483
85,748	GNMA II Pool #MA1520, 3.00%, 12/20/43	91,755
106,363	GNMA II Pool #MA2149, 4.00%, 8/20/44	115,925
180,659	GNMA II Pool #MA2445, 3.50%, 12/20/44	193,493
124,873	GNMA II Pool #MA3803, 3.50%, 7/20/46	133,603
1,343,419	GNMA II Pool #MA4836, 3.00%, 11/20/47	1,425,513
353,031	GNMA II Pool #MA5191, 3.50%, 5/20/48	373,481
432,283	GNMA II Pool #MA5527, 3.50%, 10/20/48	458,319
646,352	GNMA II Pool #MA5594, 3.50%, 11/20/48	683,461
190,794	GNMA II Pool #MA5650, 3.50%, 12/20/48	201,517
1,854,483	GNMA II Pool #MA5762, 3.50%, 2/20/49	1,960,521
1,681,113	GNMA II Pool #MA5815, 3.00%, 3/20/49	1,783,736
627,306	GNMA II Pool #MA5875, 3.50%, 4/20/49	662,561
1,460,245	GNMA II Pool #MA6283, 3.00%, 11/20/49	1,549,385
1,968,050	GNMA II Pool #MA6409, 3.00%, 1/20/50	2,088,189

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $124,142,919) (8.1%)		126,818,776
U.S. TREASURY OBLIGATIONS (12.4%)
	U.S. TREASURY NOTES & BONDS (12.4%)
3,170,000	U.S. Treasury Bonds, 5.38%, 2/15/31 (1)	4,710,669
3,220,000	U.S. Treasury Bonds, 4.38%, 2/15/38	5,004,962
4,000,000	U.S. Treasury Bonds, 1.13%, 5/15/40	3,962,656
6,612,000	U.S. Treasury Bonds, 2.88%, 5/15/43	8,637,700
3,919,000	U.S. Treasury Bonds, 3.00%, 2/15/48	5,364,897
13,700,000	U.S. Treasury Notes, 1.75%, 2/28/22	14,056,949
18,500,000	U.S. Treasury Notes, 0.38%, 3/31/22	18,565,762
28,000,000	U.S. Treasury Notes, 0.25%, 4/15/23 (1)	28,059,063
14,000,000	U.S. Treasury Notes, 1.38%, 6/30/23	14,500,937
10,605,000	U.S. Treasury Notes, 2.38%, 8/15/24	11,537,909
10,965,000	U.S. Treasury Notes, 2.25%, 11/15/24	11,920,583
13,000,000	U.S. Treasury Notes, 0.50%, 3/31/25 (1)	13,138,633
8,500,000	U.S. Treasury Notes, 2.63%, 12/31/25	9,551,875
11,500,000	U.S. Treasury Notes, 1.63%, 5/15/26	12,324,316
5,500,000	U.S. Treasury Notes, 1.75%, 12/31/26	5,957,617
12,500,000	U.S. Treasury Notes, 0.63%, 3/31/27	12,626,465

June 30, 2020

Principal Amount		Value
$5,050,000	U.S. Treasury Notes, 2.75%, 2/15/28	$5,890,746
8,500,000	U.S. Treasury Notes, 1.63%, 8/15/29 (1)	9,274,629

TOTAL U.S. TREASURY OBLIGATIONS (Cost $187,233,792) (12.4%)		195,086,368

Shares		Value
SHORT-TERM INVESTMENTS (12.8%)
	MONEY MARKET FUNDS (12.8%)
157,188,732	State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.116% (4)	157,188,732
44,057,131	State Street Navigator Securities Lending Government Money Market Portfolio (5)	44,057,131
		201,245,863

TOTAL SHORT-TERM INVESTMENTS (Cost $201,245,863) (12.8%)		201,245,863

TOTAL INVESTMENT SECURITIES (102.5%) (Cost $1,368,922,006)		$1,606,399,076

EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-2.5%)		(39,044,454)
NET ASSETS (6) (100.0%)		$1,567,354,622

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of June 30, 2020, the market value of the securities on loan was $70,215,719.
(2)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(3)	The rate shown on floating rate securities is the rate at the end of the reporting period.
(4)	Rate reflects 7 day yield as of June 30, 2020.
(5)	Securities with an aggregate market value of $70,215,719 were out on loan in exchange for collateral including $44,057,131 of cash collateral as of June 30, 2020. The collateral was invested in a cash collateral reinvestment vehicle.
(6)	For federal income tax purposes, the aggregate cost was $1,368,922,006, aggregate gross unrealized appreciation was $246,336,407, aggregate gross unrealized depreciation was $8,859,337 and the net unrealized appreciation was $237,477,070.
AGM	Assured Guaranty Municipal.
BAM	Build America Mutual.
FHLB	Federal Home Loan Bank.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
FREMF	Freddie Mac Multifamily.
GMTN	Global Medium Term Note.
GNMA	Government National Mortgage Association.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
REIT	Real Estate Investment Trust.
REMIC	Real Estate Mortgage Investment Conduit.

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of June 30, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$851,820,326	$—	$—	$851,820,326
Asset-Backed Securities	—	27,770,302	—	27,770,302
Commercial Mortgage-Backed Securities	—	53,304,442	—	53,304,442
Corporate Bonds & Notes*	—	138,041,641	—	138,041,641
Foreign Government Obligations	—	1,400,687	—	1,400,687
Long-Term Municipal Securities*	—	10,910,671	—	10,910,671
U.S. Government Agency Obligations	—	126,818,776	—	126,818,776
U.S. Treasury Obligations	—	195,086,368	—	195,086,368
Short-Term Investments	201,245,863	—	—	201,245,863
Total Investments in Securities	$1,053,066,189	$553,332,887	$—	$1,606,399,076

*	See Schedule of Investments for further breakdown by category.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

During the period ended June 30, 2020, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Fund’s investments by category.